Shareholder Report	6 Months Ended
Jul. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Massachusetts Municipal Trust
Entity Central Index Key	0000357057
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Fidelity Massachusetts Municipal Money Market Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Massachusetts Municipal Money Market Fund
Class Name	Fidelity® Massachusetts Municipal Money Market Fund
Trading Symbol	FAUXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Massachusetts Municipal Money Market Fund for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Massachusetts Municipal Money Market Fund	$ 21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Net Assets	$ 3,374,729,695
Holdings Count | shares	263
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$3,374,729,695
Number of Holdings	263

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 71.8 8-30 1.6 31-60 8.6 61-90 5.0 91-180 7.3 >180 4.5 Variable Rate Demand Notes (VRDNs) 32.6 Municipal Securities 25.8 Tender Option Bond 25.1 Commercial Paper 1.5 Net Other Assets (Liabilities) 15.0 ASSET ALLOCATION (% of Fund's net assets) Variable Rate Demand Notes (VRDNs) - 32.6 Municipal Securities - 25.8 Tender Option Bond - 25.1 Commercial Paper - 1.5 Net Other Assets (Liabilities) - 15.0
Fidelity Massachusetts Municipal Money Market Fund - Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity® Massachusetts Municipal Money Market Fund
Class Name	Fidelity® Massachusetts Municipal Money Market Fund Premium Class
Trading Symbol	FMSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Massachusetts Municipal Money Market Fund for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premium Class	$ 15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 3,374,729,695
Holdings Count | shares	263
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$3,374,729,695
Number of Holdings	263

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 71.8 8-30 1.6 31-60 8.6 61-90 5.0 91-180 7.3 >180 4.5 Variable Rate Demand Notes (VRDNs) 32.6 Municipal Securities 25.8 Tender Option Bond 25.1 Commercial Paper 1.5 Net Other Assets (Liabilities) 15.0 ASSET ALLOCATION (% of Fund's net assets) Variable Rate Demand Notes (VRDNs) - 32.6 Municipal Securities - 25.8 Tender Option Bond - 25.1 Commercial Paper - 1.5 Net Other Assets (Liabilities) - 15.0
Fidelity Massachusetts Municipal Money Market Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Fidelity® Massachusetts Municipal Money Market Fund
Class Name	Fidelity® Massachusetts Municipal Money Market Fund Institutional Class
Trading Symbol	FMAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Massachusetts Municipal Money Market Fund for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Net Assets	$ 3,374,729,695
Holdings Count | shares	263
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$3,374,729,695
Number of Holdings	263

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 71.8 8-30 1.6 31-60 8.6 61-90 5.0 91-180 7.3 >180 4.5 Variable Rate Demand Notes (VRDNs) 32.6 Municipal Securities 25.8 Tender Option Bond 25.1 Commercial Paper 1.5 Net Other Assets (Liabilities) 15.0 ASSET ALLOCATION (% of Fund's net assets) Variable Rate Demand Notes (VRDNs) - 32.6 Municipal Securities - 25.8 Tender Option Bond - 25.1 Commercial Paper - 1.5 Net Other Assets (Liabilities) - 15.0
Fidelity Massachusetts Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Massachusetts Municipal Income Fund
Class Name	Fidelity® Massachusetts Municipal Income Fund
Trading Symbol	FDMMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Massachusetts Municipal Income Fund for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Massachusetts Municipal Income Fund	$ 22	0.45%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
Net Assets	$ 1,688,472,916
Holdings Count | shares	463
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$1,688,472,916
Number of Holdings	463
Portfolio Turnover	27%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 33.5 Education 15.1 Special Tax 14.9 Transportation 11.6 Health Care 9.8 Water & Sewer 5.1 Others(Individually Less Than 5%) 5.5 95.5 AAA 10.0 AA 65.5 A 5.3 BBB 12.4 BB 0.4 Not Rated 1.9 Short-Term Investments and Net Other Assets (Liabilities) 4.5 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 10.0 AA - 65.5 A - 5.3 BBB - 12.4 BB - 0.4 Not Rated - 1.9 Short-Term Investments and Net Other Assets (Liabilities) - 4.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.